Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	712658	XXXX	Closed	2025-08-07 07:10	2025-10-21 17:49	Cured	2 - Non-Material	C	B	Compliance	Mavent	NJ Fee Not Allowed- Appraisal Review Fee (Fee ID: 96)	Cured- - Due Diligence Vendor-10/21/2025

Cured-Received PCCD, check and LOX, finding cured
for the $120 appraisal review fee - Due Diligence
Vendor-08/27/2025

Resolved- - Due Diligence Vendor-08/27/2025

Ready for Review-Document Uploaded.  - Buyer-08/26/2025

Open- - Due Diligence Vendor-08/11/2025

Open- - Due Diligence Vendor-08/11/2025

Open- - Due Diligence Vendor-08/11/2025

Open- - Due Diligence Vendor-08/07/2025

Open-Section 3:1-16.2 of the New Jersey Mortgage
Loans, Fees, Obligations Provisions (N.J.A.C. 3:1-16.2)
does not allow Appraisal Review Fee (Fee ID: 96) to be
charged to the Borrower in NJ.   - Due Diligence
Vendor-08/07/2025

														Open- - Due Diligence Vendor-08/07/2025		Cured-Received PCCD, check and LOX, finding cured for the $120 appraisal review fee - Due Diligence Vendor-08/27/2025	XXXX			NJ	Primary Residence	Purchase	NA	5090099	N/A	N/A
XXXX	712658	XXXX		Closed	2025-08-07 06:41	2025-08-15 09:40	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Exception made for loan amount being under $XXXX - Due Diligence Vendor-08/15/2025 Ready for Review-Document Uploaded. - Buyer-08/14/2025 Counter-Received title, min loan amount if XXXX, loan amount on loan is XXXX - Due Diligence Vendor-08/14/2025 Ready for Review-Document Uploaded. - Buyer-08/13/2025 Open-Audited Loan Amount is less than Guideline Minimum Loan Amount Loan amount as per Matrix shows Minimum Loan amount $XXXX but as per Loan have $XXXX which not meet requirements. Need Supporting doc to accept Minimum Loan amount. - Due Diligence Vendor-08/07/2025		Waived-Exception made for loan amount being under $XXXX - Due Diligence Vendor-08/15/2025	XXXX		Credit Score is 820. Minimum required per guidelines is 720. Borrower(s) have 23.25 months Reserves. Minimum required per guidelines is 3 months.	NJ	Primary Residence	Purchase	NA	5089656	Originator Post-Close	Yes
XXXX	712658	XXXX	Closed	2025-08-07 07:10	2025-10-21 17:50	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #503 and the Final Closing disclosure on Pg #314 reflects escrows. Rate lock date was entered correctly – see Pg #304 An interior and exterior appraisal was completed for this property – see Pg #35-66, Borrower receipt copy of the appraisal listed on page 298, for borrower received copy of the appraisal disclosure on page on 608. The loan meets HPML guidelines. - Due Diligence Vendor-10/21/2025
Open- - Due Diligence Vendor-10/21/2025
Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #503 and the Final Closing disclosure on Pg #314 reflects escrows. Rate lock date was entered correctly – see Pg #304 An interior and exterior appraisal was completed for this property – see Pg #35-66, Borrower receipt copy of the appraisal listed on page 298, for borrower received copy of the appraisal disclosure on page on 608. The loan meets HPML guidelines. - Due Diligence Vendor-08/27/2025
Open- - Due Diligence Vendor-08/27/2025
Resolved-The loan's (XXXX%) APR equals or exceeds the Federal HPML threshold of (8.25%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.75%).(12 CFR 1026.35(a)(1)(i))  This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg #503 and the Final Closing disclosure on Pg #314 reflects escrows. Rate lock date was entered correctly – see Pg #304 An interior and exterior appraisal was completed for this property – see Pg #35-66, Borrower receipt copy of the appraisal listed on page 298, for borrower received copy of the appraisal disclosure on page on 608. The loan meets HPML guidelines. - Due Diligence Vendor-08/07/2025
Open- - Due Diligence Vendor-08/11/2025
Open- - Due Diligence Vendor-08/11/2025
Open- - Due Diligence Vendor-08/11/2025
Open- - Due Diligence Vendor-08/07/2025
Open- - Due Diligence Vendor-08/07/2025	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #503 and the Final Closing disclosure on Pg #314 reflects escrows. Rate lock date was entered correctly – see Pg #304 An interior and exterior appraisal was completed for this property – see Pg #35-66, Borrower receipt copy of the appraisal listed on page 298, for borrower received copy of the appraisal disclosure on page on 608. The loan meets HPML guidelines. - Due Diligence Vendor-10/21/2025
 Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #503 and the Final Closing disclosure on Pg #314 reflects escrows. Rate lock date was entered correctly – see Pg #304 An interior and exterior appraisal was completed for this property – see Pg #35-66, Borrower receipt copy of the appraisal listed on page 298, for borrower received copy of the appraisal disclosure on page on 608. The loan meets HPML guidelines. - Due Diligence Vendor-08/27/2025
 Resolved-The loan's (XXX%) APR equals or exceeds the Federal HPML threshold of (8.25%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.75%).(12 CFR 1026.35(a)(1)(i))  This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg #503 and the Final Closing disclosure on Pg #314 reflects escrows. Rate lock date was entered correctly – see Pg #304 An interior and exterior appraisal was completed for this property – see Pg #35-66, Borrower receipt copy of the appraisal listed on page 298, for borrower received copy of the appraisal disclosure on page on 608. The loan meets HPML guidelines. - Due Diligence Vendor-08/07/2025
																				NJ	Primary Residence	Purchase	NA	5090098	N/A	N/A
XXXX	847360	Closed	2025-11-14 05:13	2025-11-14 13:29	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved-COC provided. - Due Diligence Vendor-11/14/2025

Resolved- - Due Diligence Vendor-11/14/2025

Open- - Due Diligence Vendor-11/14/2025

Open- - Due Diligence Vendor-11/14/2025

Ready for Review-Document Uploaded. Please see attached - Seller-11/14/2025

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Credit Report Fee, Washington Foreclosure Prevention Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Credit Report Fee of $100 increased to $137.50 on the Final CD.  A COC for this increase was not provided. - Due Diligence Vendor-11/14/2025

Open- - Due Diligence Vendor-11/14/2025

Open- - Due Diligence Vendor-11/14/2025

														Open- - Due Diligence Vendor-11/14/2025	Ready for Review-Document Uploaded. Please see attached - Seller-11/14/2025	Resolved-COC provided. - Due Diligence Vendor-11/14/2025	XXXX			WA	Primary Residence	Purchase	NA	6250218	N/A	N/A
XXXX	847360	Closed	2025-11-14 05:13	2025-11-14 13:29	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (XXX%) APR equals or exceeds the Federal HPML threshold of (7.66%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.16%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#381 and the Final Closing disclosure on Pg#239, Finding reflects escrows. Rate lock date was entered correctly – see Pg#415. An interior and exterior appraisal was completed for this property – see pg #18, the appraisal disclosure is provided on Page #15-16, and confirmation the appraisal was delivered to the borrower – see Pg#213. The loan meets HPML guidelines, resolved - Due Diligence Vendor-11/14/2025
Open- - Due Diligence Vendor-11/14/2025
Open- - Due Diligence Vendor-11/14/2025
Open- - Due Diligence Vendor-11/14/2025
Resolved-The loan's (XXX%) APR equals or exceeds the Federal HPML threshold of (7.66%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.16%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#381 and the Final Closing disclosure on Pg#239, Finding reflects escrows. Rate lock date was entered correctly – see Pg#415. An interior and exterior appraisal was completed for this property – see pg #18, the appraisal disclosure is provided on Page #15-16, and confirmation the appraisal was delivered to the borrower – see Pg#213. The loan meets HPML guidelines, resolved - Due Diligence Vendor-11/14/2025
Open- - Due Diligence Vendor-11/14/2025
Open- - Due Diligence Vendor-11/14/2025
Open- - Due Diligence Vendor-11/14/2025	Resolved-The loan's (XXX%) APR equals or exceeds the Federal HPML threshold of (7.66%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.16%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#381 and the Final Closing disclosure on Pg#239, Finding reflects escrows. Rate lock date was entered correctly – see Pg#415. An interior and exterior appraisal was completed for this property – see pg #18, the appraisal disclosure is provided on Page #15-16, and confirmation the appraisal was delivered to the borrower – see Pg#213. The loan meets HPML guidelines, resolved - Due Diligence Vendor-11/14/2025
 Resolved-The loan's (XXX%) APR equals or exceeds the Federal HPML threshold of (7.66%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.16%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#381 and the Final Closing disclosure on Pg#239, Finding reflects escrows. Rate lock date was entered correctly – see Pg#415. An interior and exterior appraisal was completed for this property – see pg #18, the appraisal disclosure is provided on Page #15-16, and confirmation the appraisal was delivered to the borrower – see Pg#213. The loan meets HPML guidelines, resolved - Due Diligence Vendor-11/14/2025
																				WA	Primary Residence	Purchase	NA	6250217	N/A	N/A